Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	119 Months Ended
	Sep. 30, 2014	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
C000145190
Average Annual Return [Line Items]
Line Graph and Table Measure Name		WSTCM Credit Select Risk-Managed Fund - Institutional Shares
Without Sales Load [Member] | C000145190
Average Annual Return [Line Items]
Average Annual Return, Percent		8.32%	4.46%	3.96%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		7.30%	(0.04%)	1.72%
Bloomberg U.S. Corporate High Yield
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent		12.55%	4.46%	4.92%